Deposits (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Statistical Disclosure for Banks [Abstract]
Deposits	$ 250,000	$ 250,000
Balances of deposit accounts	$ 11,200,000	$ 13,000,000.0